S000036895 [Member] Investment Strategy - Franklin U.S. Small Cap Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States, at the time of investment or other investments with similar economic characteristics. The fund normally intends to hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization but may depart from this if the portfolio managers believe it to be in the best interests of the fund. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”).